Loans, Borrowings and Bank Overdrafts - Schedule of Future Minimum Lease Payments Under Finance Leases and Present Value of Minimum Lease Payment (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease by lessee [line items]
Minimum lease payments	₨ 2,061	₨ 5,622
Less: Amounts representing interest	(59)	(180)
Present value of minimum lease payment payables	2,002	5,442
Liabilities directly associated with assets held for sale		(1,469)
Finance lease liabilities	2,002	3,973
Non-current finance lease payables	496	1,722
Current finance lease payables	1,506	2,251
Not later than one year [member]
Disclosure of finance lease by lessee [line items]
Minimum lease payments	1,555	3,838
Present value of minimum lease payment payables	1,506	3,720
Later than one year but not later than five years [member]
Disclosure of finance lease by lessee [line items]
Minimum lease payments	506	1,784
Present value of minimum lease payment payables	₨ 496	₨ 1,722